Commitments (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Commitments
Capital commitments from company and subsidiaries	€ 3,507	€ 3,507	€ 4,388
Capital commitments from share of joint operations			140
Contracts placed for future capital expenditure not provided in the financial statements	€ 3,507	€ 3,507	4,527
OXG Glasfaser GmbH
Commitments
Ownership interest of joint venture		50.00%
OXG Glasfaser GmbH | Altice Luxembourg S.A
Commitments
Ownership interest of joint venture	50.00%
Capital commitments from share of joint operations	€ 950	€ 950
Spectrum Acquisition
Commitments
Contracts placed for future capital expenditure not provided in the financial statements	€ 114	€ 114	€ 331